Fair Value Measurements (Details ) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Jan. 30, 2010	Jan. 28, 2012 Maximum	Jan. 29, 2011 Maximum	Jan. 30, 2010 Cost of sales	Jan. 30, 2010 Selling, general and administrative expense	Jan. 29, 2011 Contingent consideration	Jan. 28, 2012 Contingent consideration Selling, general and administrative expense
Fair Value Measurements
Fair value						$ 4
Gain from change in the fair value included in selling, general and administrative expense							4
Impairment charges for long-lived assets	$ 3	$ 1	$ 1	$ 2	$ 1